EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
ACCOUNTING POLICY
We calculate basic earnings per share by dividing the net income or loss attributable to our RCI Class A Voting and RCI Class B Non-Voting shareholders by the weighted average number of RCI Class A Voting and RCI Class B Non-Voting shares (Class A Shares and Class B Non-Voting Shares, respectively) outstanding during the year.

We calculate diluted earnings per share by adjusting the net income or loss attributable to Class A and Class B Non-Voting shareholders and the weighted average number of Class A Shares and Class B Non-Voting Shares outstanding for the effect of all dilutive potential common shares. We use the treasury stock method for calculating diluted earnings per share, which considers the impact of employee stock options and other potentially dilutive instruments.

Options with tandem stock appreciation rights or cash payment alternatives are accounted for as cash-settled awards. As these awards can be exchanged for common shares of RCI, they are considered potentially dilutive and are included in the calculation of our diluted net earnings per share if they have a dilutive impact in the period.

EARNINGS PER SHARE CALCULATION

	Years ended December 31
(In millions of dollars, except per share amounts)	2021	2020

Numerator (basic) - Net income for the year	1,558	1,592

Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	505	505
Effect of dilutive securities (in millions):
Employee stock options and restricted share units	1	1

Weighted average number of shares outstanding - diluted	506	506

Earnings per share:
Basic	$3.09	$3.15
Diluted	$3.07	$3.13

For the years ended December 31, 2021 and 2020, accounting for outstanding share-based payments using the equity-settled method for stock-based compensation was determined to be more dilutive than using the cash-settled method. As a result, net income for the year ended December 31, 2021 was reduced by $3 million (2020 - $7 million) in the diluted earnings per share calculation.

For the year ended December 31, 2021, there were 4,148,549 options out of the money (2020 - 3,895,948) for purposes of the calculation of earnings per share. These options were excluded from the calculation of the effect of dilutive securities because they were anti-dilutive.